UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MDE Group, Inc.
Address: 465 South Street, Suite 304
         Morristown, NJ  07960

13F File Number:  028-14503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emil Coscarelli
Title:     Chief Compliance Officer
Phone:     973-206-7100

Signature, Place, and Date of Signing:

 /s/ Emil Coscarelli     Morristown, NJ     January 22, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    62

Form 13F Information Table Value Total:    $492,610 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      392     4221 SH       SOLE                     4221        0        0
ALPS ETF TR                    ALERIAN MLP      00162Q866    50272  3151861 SH       SOLE                  3151861        0        0
ALTRIA GROUP INC               COM              02209S103      331    10519 SH       SOLE                    10519        0        0
APPLE INC                      COM              037833100     1787     3357 SH       SOLE                     3357        0        0
ASTRAZENECA PLC                SPONSORED ADR    046353108      378     8005 SH       SOLE                     8005        0        0
AT&T INC                       COM              00206R102      426    12638 SH       SOLE                    12638        0        0
BOEING CO                      COM              097023105      369     4896 SH       SOLE                     4896        0        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101     2050    45134 SH       SOLE                    45134        0        0
CHEVRON CORP NEW               COM              166764100      358     3311 SH       SOLE                     3311        0        0
CISCO SYS INC                  COM              17275R102      242    12320 SH       SOLE                    12320        0        0
CONOCOPHILLIPS                 COM              20825C104      391     6734 SH       SOLE                     6734        0        0
DENTSPLY INTL INC NEW          COM              249030107      436    11000 SH       SOLE                    11000        0        0
DIAGEO P L C                   SPON ADR NEW     25243Q205      369     3163 SH       SOLE                     3163        0        0
DOMINION RES INC VA NEW        COM              25746U109      229     4420 SH       SOLE                     4420        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      265     5895 SH       SOLE                     5895        0        0
EBAY INC                       COM              278642103      241     4719 SH       SOLE                     4719        0        0
EXXON MOBIL CORP               COM              30231G102      499     5762 SH       SOLE                     5762        0        0
GENERAL ELECTRIC CO            COM              369604103      589    28044 SH       SOLE                    28044        0        0
GENUINE PARTS CO               COM              372460105      278     4380 SH       SOLE                     4380        0        0
GILEAD SCIENCES INC            COM              375558103      671     9129 SH       SOLE                     9129        0        0
GOOGLE INC                     CL A             38259P508      234      331 SH       SOLE                      331        0        0
HCP INC                        COM              40414L109      362     8017 SH       SOLE                     8017        0        0
HEALTH CARE REIT INC           COM              42217K106      355     5790 SH       SOLE                     5790        0        0
HEINZ H J CO                   COM              423074103      364     6319 SH       SOLE                     6319        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      331     6240 SH       SOLE                     6240        0        0
INTEL CORP                     COM              458140100      502    24343 SH       SOLE                    24343        0        0
INVESTORS BANCORP INC          COM              46146P102     1719    96700 SH       SOLE                    96700        0        0
ISHARES TR                     CORE S&P500 ETF  464287200     2335    16311 SH       SOLE                    16311        0        0
ISHARES TR                     HIGH YLD CORP    464288513      581     6224 SH       SOLE                     6224        0        0
ISHARES TR                     DJ AEROSPACE     464288760      208     3041 SH       SOLE                     3041        0        0
ISHARES TR                     DJ OIL EQUIP     464288844      241     4725 SH       SOLE                     4725        0        0
JOHNSON & JOHNSON              COM              478160104      481     6862 SH       SOLE                     6862        0        0
JPMORGAN CHASE & CO            COM              46625H100      379     8611 SH       SOLE                     8611        0        0
KIMBERLY CLARK CORP            COM              494368103      367     4342 SH       SOLE                     4342        0        0
LILLY ELI & CO                 COM              532457108      453     9178 SH       SOLE                     9178        0        0
MERCK & CO INC NEW             COM              58933Y105      597    14592 SH       SOLE                    14592        0        0
MERITOR INC                    COM              59001K100      124    26174 SH       SOLE                    26174        0        0
MICROSOFT CORP                 COM              594918104      601    22504 SH       SOLE                    22504        0        0
MONDELEZ INTL INC              CL A             609207105      277    10869 SH       SOLE                    10869        0        0
MONSANTO CO NEW                COM              61166W101      431     4556 SH       SOLE                     4556        0        0
NEXTERA ENERGY INC             COM              65339F101      376     5439 SH       SOLE                     5439        0        0
NUPATHE INC                    COM              67059M100       52    15264 SH       SOLE                    15264        0        0
PATTERSON COMPANIES INC        COM              703395103      342    10000 SH       SOLE                    10000        0        0
PERRIGO CO                     COM              714290103      416     4000 SH       SOLE                     4000        0        0
PFIZER INC                     COM              717081103      360    14339 SH       SOLE                    14339        0        0
PHILIP MORRIS INTL INC         COM              718172109      327     3910 SH       SOLE                     3910        0        0
PLAINS ALL AMERN PIPELINE L    UNIT LTD PARTN   726503105     1708    37750 SH       SOLE                    37750        0        0
POWERSHARES ETF TRUST          DYN FD & BEV     73935X849      275    13832 SH       SOLE                    13832        0        0
POWERSHARES ETF TRUST II       SENIOR LN PORT   73936Q769      331    13244 SH       SOLE                    13244        0        0
PROCTER & GAMBLE CO            COM              742718109      267     3931 SH       SOLE                     3931        0        0
RAYTHEON CO                    COM NEW          755111507      358     6215 SH       SOLE                     6215        0        0
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107      317     4478 SH       SOLE                     4478        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103    23290  2533500 SH  CALL SOLE                    25335        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462f103    13657  2116800 SH  PUT  SOLE                    21168        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103   363764  2554342 SH       SOLE                  2554342        0        0
TRAVELERS COMPANIES INC        COM              89417E109      365     5080 SH       SOLE                     5080        0        0
UNILEVER N V                   N Y SHS NEW      904784709      444    11593 SH       SOLE                    11593        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769    10589   144494 SH       SOLE                   144494        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2708    59194 SH       SOLE                    59194        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      422     9473 SH       SOLE                     9473        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      431     9972 SH       SOLE                     9972        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209      296    11765 SH       SOLE                    11765        0        0